Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt

Long-term debt consisted of the following:

	December 31, 2014	December 31, 2013
Funding program loans from European Investment Bank:
0.25% due 2014, floating interest rate at Libor + 0.017%	—	20
0.26% due 2015, floating interest rate at Libor + 0.026%	9	19
0.28% due 2016, floating interest rate at Libor + 0.052%	39	58
0.73% due 2016, floating interest rate at Libor + 0.477%	52	77
0.61% due 2016, floating interest rate at Libor + 0.373%	57	86
1.43% due 2020, floating interest rate at Libor + 1.199%	75	87
1.29% due 2020, floating interest rate at Libor + 1.056%	165	193
1.00% due 2020, floating interest rate at Euribor + 0.917%	91	121
0.85% due 2021, floating interest rate at Libor + 0.525%	210	240
0.90% due 2021, floating interest rate at Libor + 0.572%	202	231
Dual tranche senior unsecured convertible bonds
Zero-coupon, due 2019 (Tranche A)	539	—
1.0% due 2021 (Tranche B)	349	—
Other funding program loans:
0.43% (weighted average), due 2014-2023, fixed interest rate	6	5
Other long-term loans:
1.95% (weighted average), due 2017, fixed interest rate	6	10
0.67% (weighted average), due 2018, fixed interest rate	1	2
0.87% (weighted average), due 2020, fixed interest rate	3	3
Capital leases:
6.65% (weighted average), due 2015-2017, fixed interest rate	1	1

Total long-term debt	1,805	1,153
Less current portion	(202)	(225)

Total long-term debt, less current portion	1,603	928

Long-Term Debt Denominated by Currencies	Long-term debt is denominated in the following currencies:

	December 31, 2014	December 31, 2013
U.S. dollar	1,698	1,012
Euro	107	141

Total	1,805	1,153

Total Long-Term Debt Outstanding Maturities

Aggregate future maturities of total long-term debt (including current portion) at redemption value are as follows:

December 31, 2014
2015	202
2016	193
2017	117
2018	116
2019	715
Thereafter	574

Total	1,917